[Ameritas Life Insurance Corp. Logo]

                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

April 20, 2009

                                                    Via EDGAR and overnight mail

Sally Samuel, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:  Ameritas Life Insurance Corp. ("Ameritas" or "Depositor") and
     Ameritas Variable Separate Account VA-2, 1940 Act No. 811-05192 ("Separate Account" or "Registrant")
     OVERTURE Medley! Flexible Premium Deferred Variable Annuity, 1933 Act No. 333-142483 Post-Effective Amendment No. 8 on Form N-4 Pursuant to Rule 485(b)

Dear Ms. Samuel:

Today, we are submitting via EDGAR, pursuant to Rule 485(b), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2009.

Your comments received April 1, 2009 for a Rule 485(a) filing we submitted on February 27, 2009 for this product, and our responses, are summarized as follows:

     1. Page 3. You stated we should not refer to the Policy in the definition of Policy Date.
          Response: We revised the definition of the term "Policy Date" by removing the reference to the Policy and adding text related to timing of receipt of the application and initial premium.
     2. Page 17. You requested a description of the circumstances when the EDCA may include premium payments other than those stated on the application.
          Response: We removed the phrase "at our discretion" and inserted text that EDCA premium should not exceed total premium limits for Ameritas annuities.
     3. Page 21. You commented that policy owners might inadvertently make transfers that would cause their participation in the model asset allocation program, and any living benefit riders that require participation in the program, to terminate.
          Response: We added an explanation of our administrative procedures, which require participants in the program to speak with a Service Center representative before making a trade that would terminate participation in the program. We also added a reference to the Guaranteed Lifetime Withdrawal Benefit section of the prospectus, which describes further safeguards that apply for that rider.
     4. Page 24. You commented that the amount returned during the "right to examine" period should be the greater of the premium paid or the policy value.
          Response: We revised the text to state that the amount returned would be "either the premium paid or your Policy value, whichever amount is greater."

     5. Page 28. You stated that we should not reference the policy or rider forms for the No Withdrawal Charge Rider.
          Response: We deleted the sentence you identified.
     6. You commented that we should file a current selling agreement, naming all parties, as an exhibit in Part C, Item 24 (b).
          Response: We included the current applicable UNIFI Selling Agreement, with a list of all parties, as an exhibit to Registration No. 333-151913, in a Rule 485(b) filing submitted April 9, 2009. That exhibit applies to and is referenced by this Registration No. 333-142483 amendment.
     7. In response to a comment received from Jeff Foor, who is the SEC reviewer of variable products that we prepare for an affiliate, we added disclosure that guarantees under the GLWB rider are obligations of the general account and subject to the claims paying ability of Ameritas.
     8. Also in response to comments made by Mr. Foor that apply to other variable products, we added an update to the disclosure regarding the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

     Other revisions made since the last filing include:
     - Variable investment option portfolio charts, expense tables (and related table footnotes on contractual and voluntary waivers and reimbursements), investment objectives charts were updated with information provided by the funds and portfolio investment advisers. Examples were also updated based on expense information provided by the fund companies.
     - Current charges for the GLWB rider, which were reviewed at an increased level in the Rule 485(a) filing, are further increased to match the guaranteed maximum amounts.
     - Separate account and statutory company financial statements for the fiscal year ended December 31, 2008 are included with the SAI.

- Other non-substantive typographical and editorial changes were made.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,


/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel